Investments held to maturity (Tables)	12 Months Ended
Dec. 31, 2017
Investments held to maturity (Tables) [Abstract]
Investments held to maturity

22.  Investments held to maturity

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities:
Brazilian government securities	26,738,940	2,442,844	(6,489)	29,175,295
Corporate debt securities	12,259,564	126,092	(421,874)	11,963,782
Brazilian sovereign bonds	7,614	-	(420)	7,194
Balance on December 31, 2017	39,006,118	2,568,936	(428,783)	41,146,271

Securities:
Brazilian government securities	30,241,947	2,918,273	(306,566)	32,853,654
Corporate debt securities	12,739,187	28,750	(1,388,614)	11,379,323
Brazilian sovereign bonds	20,894	878	-	21,772
Balance on December 31, 2016	43,002,028	2,947,901	(1,695,180)	44,254,749

Maturity

Maturity

	R$ thousand
	On December 31, 2017		On December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	29,412	28,998	-	-
From 1 to 5 years	10,284,940	11,070,179	12,932,440	13,133,746
From 5 to 10 years	1,933,866	1,840,428	3,068,980	2,905,497
Over 10 years	26,757,900	28,206,666	27,000,608	28,215,506
Total	39,006,118	41,146,271	43,002,028	44,254,749